Awards and Restricted Stock Units Issued under 2007 Plan (Detail) (Restricted Stock Plans, 2007 Plan, USD $)	12 Months Ended
May 31, 2012
Restricted Stock Plans, 2007 Plan
Weighted average grant-date fair value
Beginning Balance	$ 16.49
Shares granted	$ 22.16
Shares vested	$ 23.25
Ending Balance	$ 17.12
Shares
Beginning balance	691,000
Shares granted	96,000
Shares vested	(9,000)
Ending balance	778,000